Receivables And Related Allowances (Tables)	12 Months Ended
Dec. 31, 2011
Receivables And Related Allowances [Abstract]
Schedule Of Accounts Receivables

Gas utility customer accounts receivable balance (in thousands)	$124,794

Schedule Of Percent Of Customers By State
Percent of customers by state
Arizona	54%
Nevada	36%
California	10%

Schedule Of Allowances For Uncollectibles

Allowance for Uncollectibles
Balance, December 31, 2008	$3,788
Additions charged to expense	6,658
Accounts written off, less recoveries	(6,493)

Balance, December 31, 2009	3,953
Additions charged to expense	2,646
Accounts written off, less recoveries	(3,405)

Balance, December 31, 2010	3,194
Additions charged to expense	2,678
Accounts written off, less recoveries	(2,690)

Balance, December 31, 2011	$3,182